As filed with the Securities and Exchange Commission on April 8, 2009

Registration No.         333-112089

811-21491

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FLEXIBLE PREMIUM VARIABLE ANNUITY - F

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 9

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        ☒

Amendment No. 10

SEPARATE ACCOUNT VA V

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8468

Darin D. Smith, Esq.

Western Reserve Life Assurance Co. of Ohio

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2009 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a
previously	filed post-effective amendment

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on February 9, 2009. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 8 to Form N-4, File No. 333-112089) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 6th day of April, 2009.

SEPARATE ACCOUNT VA V

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Timmy L. Stonehocker	Director and Chairman of the Board	____________, 2009

* Charles T. Boswell	Director and Chief Executive Officer	____________, 2009

* Brenda K. Clancy	Director and President	____________, 2009

* John R. Hunter	Director and Chief Financial Officer	____________, 2009

* Arthur C. Schneider	Director, Senior Vice President, and Chief Tax Officer	____________, 2009

/s/ Darin D. Smith *By: Darin D. Smith	Vice President, Assistant Secretary and Division General Counsel	April 6, 2009

* Eric J. Martin	Corporate Controller and Vice President	____________, 2009

*	By: Darin D. Smith - Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.